Commitments and Contingencies - Summary of Contingent Liabilities and Credit Commitments (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments on loans and unused credit lines: Revocable loans	₸ 293,401	₸ 174,771
Guarantees issued and similar commitments		558
Total contingent liabilities and credit commitments	₸ 293,401	₸ 175,329